Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 17, 2021	Jun. 30, 2020
Depreciation and amortization expense	$ 0	$ 322	$ 1,355
Deferred offering costs					$ 2,600,000
Patent cost		74,920	32,411
Research and developement expenses		$ 2,623,280	$ 1,607,819
Warrant [Member] | IPO [Member]
Offering price				$ 7.00